Related Party Transactions (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 09, 2021	Oct. 31, 2020	Jan. 01, 2019	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Lease agreement terminate				March 14, 2024		March 14, 2024
General and administrative expenses				$ 0	$ 15,000	$ 20,000	$ 60,000
Owned amount				0		0
Sponsor fee	$ 20,000
Related party transaction amounts	$ 540,000
Lease Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable				0		0	2,000
Consultancy Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses				0	$ 60,000	80,000	240,000
Office Services Agreement [Member]
Related Party Transactions [Line Items]
Monthly payment		$ 5,000
Owned amount				0		0
XPDBMember
Related Party Transactions [Line Items]
Sponsor contributed amount							$ 900,000
Air Joule LLCMember | Research and Development Expense [Member]
Related Party Transactions [Line Items]
Reimbursement of costs				127,190		2,000,000
Air Joule LLCMember | General and Administrative Expense [Member]
Related Party Transactions [Line Items]
Reimbursement of costs				$ 374,654		$ 800,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Monthly payment			$ 20,000